Schedule of Concentration Risk of Total Lease Rental Income (Detail) - Total Lease Rental Income - Customer Concentration Risk	3 Months Ended		6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021
Customer A
Capital Leased Assets [Line Items]
Percentage of lease rental income	24.50%	19.50%	24.00%	19.50%
Customer B
Capital Leased Assets [Line Items]
Percentage of lease rental income	15.60%	11.70%	15.10%	12.10%
Customer C
Capital Leased Assets [Line Items]
Percentage of lease rental income	13.50%	4.40%	11.30%	4.60%
Customer D
Capital Leased Assets [Line Items]
Percentage of lease rental income	10.70%	7.80%	10.80%	12.50%